Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2010
Postemployment benefit plans
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in benefit obligation:
Benefit obligation, beginning of year	$12,064	$11,493	$11,132	$3,542	$3,219	$3,012	$4,537	$5,017	$5,455
Effect of eliminating early measurement date(1)	N/A	N/A	11	N/A	N/A	26	N/A	N/A	—
Service cost	210	176	199	92	86	92	68	70	87
Interest cost	652	688	629	162	146	156	245	280	307
Plan amendments	4	—	13	35	—	—	—	(549)	—
Actuarial losses (gains)	1,140	380	222	153	45	(18)	602	(58)	(522)
Foreign currency exchange rates	—	—	—	34	322	(534)	14	29	(19)
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid - gross	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	15	21	19
Curtailments, settlements and special termination benefits	(235)	123	—	(52)	(74)	—	—	66	—
Acquisitions / other(2)	9	—	—	60	—	626	37	—	—
Benefit obligation, end of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Accumulated benefit obligation, end of year	$12,558	$11,357	$10,681	$3,504	$3,082	$2,938

Weighted-average assumptions used to determine benefit obligation:
Discount rate(3)	5.1%	5.7%	6.1%	4.6%	4.8%	4.5%	5.0%	5.6%	6.0%
Rate of compensation increase(3)	4.5%	4.5%	4.5%	4.2%	4.2%	3.8%	4.4%	4.4%	4.4%

(1)   Change in benefit obligation during the period from the early measurement date to December 31, 2007.

(2)   See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

(3)   End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2010 service and interest cost components of other postretirement benefit cost	$19	$(15)
Effect on accumulated postretirement benefit obligation	$311	$(266)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in plan assets:
Fair value of plan assets, beginning of year	$9,029	$6,745	$10,441	$2,797	$2,175	$2,773	$1,063	$1,042	$1,584
Effect of eliminating early measurement date(1)	N/A	N/A	17	N/A	N/A	23	N/A	N/A	15
Actual return on plan assets	1,628	2,194	(3,288)	193	390	(751)	129	266	(587)
Foreign currency exchange rates	—	—	—	17	243	(407)	—	—	—
Company contributions(2)	919	886	288	58	263	134	138	94	340
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Settlements and special termination benefits	—	—	—	(51)	(72)	—	—	—	—
Acquisitions / other(3)	4	—	—	25	—	544	—	—	—
Fair value of plan assets, end of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042

(1)  Change in plan assets during the period from the early measurement date to December 31, 2007.

(2)  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

(3)  See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

Fair value of pension and other postretirement benefit plan assets, by category

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

-

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities(1)	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income(1)	—	374	—	374

Real estate	—	89	90	179

Other:
Cash and short-term instruments	59	3	—	62
Other(2)	2	104	35	141
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities(1)	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income(1)	—	361	—	361

Real estate	—	80	71	151

Other:
Cash and short-term instruments	104	4	—	108
Other(2)	3	135	51	189
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

(1)  Includes funds that invest in both U.S. and non-U.S. securities.

(2)  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Rollforward of assets measured at fair value using level 3 inputs

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35

Common stock of Caterpillar Inc. included in Equity Securities within plan assets

	U.S. Pension Benefits(1)			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009(2)	2008	2010	2009	2008	2010	2009	2008
Caterpillar Inc. common stock	$779	$1,016	$11	$2	$1	$1	$3	$1	$2

(1)  Amounts represent 7% of total plan assets for 2010, 11% for 2009 and less than 1% of total plan assets for 2008.

(2)  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
End of Year
Fair value of plan assets	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Benefit obligations	13,024	12,064	11,493	3,867	3,542	3,219	5,184	4,537	5,017
Over (under) funded status recognized in financial position	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$4	$22	$—	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(18)	(17)	(14)	(18)	(18)	(2)	(171)	(113)	(29)
Liability for postemployment benefits (non-current liability)	(2,246)	(3,018)	(4,734)	(973)	(749)	(1,042)	(4,017)	(3,361)	(3,946)
Net liability recognized	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,795	$5,132	$6,419	$1,273	$1,200	$1,319	$1,195	$659	$881
Prior service cost (credit)	83	132	170	43	8	13	(122)	(177)	320
Transition obligation (asset)	—	—	—	—	—	—	7	9	10
Total	$4,878	$5,264	$6,589	$1,316	$1,208	$1,332	$1,080	$491	$1,211

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$451	$71	$108
Prior service cost (credit)	20	3	(55)
Transition obligation (asset)	—	—	2
Total	$471	$74	$55

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,846)	$(3,350)	$(3,194)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,485)	$(2,933)	$(2,917)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,855	$2,584	$2,151

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,452)	$(1,594)	$(3,040)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,179)	$(1,503)	$(2,796)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,514	$1,145	$2,022

Information about the expected cash flow for the pension and other postretirement benefit plans

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2011 (expected)	$790	$210	$180

Expected benefit payments:
2011	$820	$180	$380
2012	830	230	390
2013	840	230	400
2014	860	240	410
2015	870	250	410
2016-2020	4,480	1,210	2,110
Total	$8,700	$2,340	$4,100

Expected Medicare Part D subsidy receipts

(Millions of dollars)	2011	2012	2013	2014	2015	2016-2020	Total
Other postretirement benefits	$15	$20	$20	$20	$25	$130	$230

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$210	$176	$199	$92	$86	$92	$68	$70	$87
Interest cost	652	688	629	162	146	156	245	280	307
Expected return on plan assets	(773)	(777)	(882)	(192)	(181)	(201)	(93)	(111)	(138)
Curtailments, settlements and special termination benefits(1)	28	133	—	22	36	1	—	56	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	1	2	2	2
Prior service cost (credit)(2)	25	29	32	1	1	3	(55)	(40)	(35)
Net actuarial loss (gain)	385	248	134	65	35	36	33	20	64
Total cost included in operating profit	$527	$497	$112	$150	$123	$88	$200	$277	$287

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date(3)	N/A	N/A	$(14)	N/A	N/A	$(9)	N/A	N/A	$(3)
Current year actuarial loss (gain)	$47	$(1,037)	4,401	$136	$(88)	696	$570	$(200)	172
Amortization of actuarial (loss) gain	(385)	(248)	(134)	(62)	(32)	(36)	(33)	(20)	(64)
Current year prior service cost (credit)	(24)	(10)	16	35	(2)	1	—	(537)	(3)
Amortization of prior service (cost) credit	(25)	(29)	(32)	(1)	(1)	(3)	55	40	35
Amortization of transition (obligation) asset	—	—	—	—	—	(1)	(2)	(2)	(2)
Total recognized in other comprehensive income	(387)	(1,324)	4,237	108	(123)	648	590	(719)	135
Total recognized in net periodic cost and other comprehensive income	$140	$(827)	$4,349	$258	$—	$736	$790	$(442)	$422

Weighted-average assumptions used to determine net cost:
Discount rate	5.4%	6.3%	5.8%	4.8%	4.7%	5.3%	5.6%	6.3%	5.8%
Expected return on plan assets(4)	8.5%	8.5%	9.0%	7.0%	6.6%	7.6%	8.5%	8.5%	9.0%
Rate of compensation increase	4.5%	4.5%	4.5%	4.2%	3.8%	4.0%	4.4%	4.4%	4.4%

(1)	2010 and 2009 curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.
(2)

Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment. For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

(3)	Amortization during the period from the early measurement date to December 31, 2007.
(4)	The weighted-average rates for 2011 are 8.5% and 7.1% for U.S. and non-U.S. plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans

(Millions of dollars)	2010	2009	2008
U.S. plans	$231	$206	$107
Non-U.S. plans	39	29	34
	$270	$235	$141

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2010	2009	2008
Pensions:
U.S. pensions	$2,246	$3,018	$4,734
Non-U.S. pensions	973	749	1,042
Total pensions	3,219	3,767	5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
	$7,584	$7,420	$9,975